Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000171792 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171792 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000171792 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000171792 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171792 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171792 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171792 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171792 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171792 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171792 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171792 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000171792 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000171792 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000171792 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000171792 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000171792 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171792 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171792 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171792 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171792 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171792 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171790 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000171790 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000171790 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000171790 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171790 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171790 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171790 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171790 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171790 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171790 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171790 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000171790 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000171790 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000171790 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000171790 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000171790 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171790 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171790 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171790 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171790 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000171790 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021244 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021244 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021244 | Uniform Mortgage-Backed Security, TBAFR_01F0206B0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021244 | U.S. Treasury BondsFR_912810TF5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021244 | U.S. Treasury NotesFR_91282CDJ7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021244 | U.s. Treasury BillsFR_912797HP5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021244 | U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021244 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021244 | U.S. Treasury NotesFR_91282CLP4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021244 | U.S. Treasury BondsFR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021244 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000021244 | AAA
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000021244 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021244 | A
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000021244 | BBB
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000021244 | BB
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000021244 | B
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021244 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021244 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021244 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000021244 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021244 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000021244 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021244 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021244 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000021244 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021244 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021244 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021244 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021244 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021246 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021246 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021246 | Uniform Mortgage-Backed Security, TBAFR_01F0206B0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021246 | U.S. Treasury BondsFR_912810TF5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021246 | U.S. Treasury NotesFR_91282CDJ7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021246 | U.s. Treasury BillsFR_912797HP5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021246 | U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021246 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021246 | U.S. Treasury NotesFR_91282CLP4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021246 | U.S. Treasury BondsFR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021246 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000021246 | AAA
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000021246 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021246 | A
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000021246 | BBB
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000021246 | BB
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000021246 | B
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021246 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021246 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021246 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000021246 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021246 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000021246 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021246 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021246 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000021246 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021246 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021246 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021246 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021246 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000081828 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081828 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000081828 | Uniform Mortgage-Backed Security, TBAFR_01F0206B0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081828 | U.S. Treasury BondsFR_912810TF5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081828 | U.S. Treasury NotesFR_91282CDJ7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000081828 | U.s. Treasury BillsFR_912797HP5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081828 | U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081828 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081828 | U.S. Treasury NotesFR_91282CLP4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081828 | U.S. Treasury BondsFR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081828 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000081828 | AAA
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000081828 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000081828 | A
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000081828 | BBB
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000081828 | BB
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000081828 | B
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081828 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081828 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000081828 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000081828 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000081828 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000081828 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081828 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000081828 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000081828 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000081828 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081828 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081828 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081828 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021247 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021247 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021247 | Uniform Mortgage-Backed Security, TBAFR_01F0206B0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021247 | U.S. Treasury BondsFR_912810TF5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021247 | U.S. Treasury NotesFR_91282CDJ7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021247 | U.s. Treasury BillsFR_912797HP5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021247 | U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021247 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021247 | U.S. Treasury NotesFR_91282CLP4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021247 | U.S. Treasury BondsFR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021247 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000021247 | AAA
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000021247 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021247 | A
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000021247 | BBB
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000021247 | BB
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000021247 | B
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021247 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021247 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021247 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000021247 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021247 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000021247 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021247 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000021247 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000021247 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021247 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021247 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021247 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021247 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000234684 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234684 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234684 | Uniform Mortgage-Backed Security, TBAFR_01F0206B0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234684 | U.S. Treasury BondsFR_912810TF5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234684 | U.S. Treasury NotesFR_91282CDJ7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000234684 | U.s. Treasury BillsFR_912797HP5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234684 | U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234684 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234684 | U.S. Treasury NotesFR_91282CLP4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234684 | U.S. Treasury BondsFR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234684 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000234684 | AAA
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000234684 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234684 | A
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000234684 | BBB
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000234684 | BB
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000234684 | B
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234684 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234684 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234684 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000234684 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000234684 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000234684 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234684 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000234684 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000234684 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234684 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234684 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234684 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234684 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000156745 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156745 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156745 | Uniform Mortgage-Backed Security, TBAFR_01F0206B0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000156745 | U.S. Treasury BondsFR_912810TF5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156745 | U.S. Treasury NotesFR_91282CDJ7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156745 | U.s. Treasury BillsFR_912797HP5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156745 | U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156745 | U.S. Treasury BondsFR_912810SN9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156745 | U.S. Treasury NotesFR_91282CLP4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156745 | U.S. Treasury BondsFR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156745 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000156745 | AAA
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000156745 | AA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156745 | A
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000156745 | BBB
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000156745 | BB
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000156745 | B
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000156745 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156745 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156745 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000156745 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000156745 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000156745 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156745 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000156745 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000156745 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156745 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156745 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156745 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156745 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021200 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000021200 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021200 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021200 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021200 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021200 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021200 | Carvana Co.FR_146869102
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021200 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021200 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021200 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021200 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000021200 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021200 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021200 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000021200 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000021200 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000021200 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000021200 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000021200 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021200 | AssetOptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021202 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000021202 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021202 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021202 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021202 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021202 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021202 | Carvana Co.FR_146869102
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021202 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021202 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021202 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021202 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000021202 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021202 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021202 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000021202 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000021202 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000021202 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000021202 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000021202 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021202 | AssetOptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000081825 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000081825 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000081825 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000081825 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000081825 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000081825 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000081825 | Carvana Co.FR_146869102
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000081825 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000081825 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000081825 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000081825 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000081825 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081825 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081825 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000081825 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000081825 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000081825 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000081825 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000081825 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081825 | AssetOptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021203 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000021203 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021203 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021203 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021203 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021203 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021203 | Carvana Co.FR_146869102
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000021203 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021203 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000021203 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021203 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000021203 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021203 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021203 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000021203 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000021203 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000021203 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000021203 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000021203 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021203 | AssetOptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000234682 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000234682 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000234682 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000234682 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000234682 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000234682 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000234682 | Carvana Co.FR_146869102
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000234682 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000234682 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000234682 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000234682 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000234682 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234682 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000234682 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000234682 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000234682 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000234682 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000234682 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000234682 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234682 | AssetOptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215064 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000215064 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000215064 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000215064 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000215064 | MicroStrategy, Inc.FR_594972408
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000215064 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000215064 | Carvana Co.FR_146869102
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000215064 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000215064 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000215064 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000215064 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000215064 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215064 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000215064 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000215064 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000215064 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000215064 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000215064 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000215064 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000215064 | AssetOptions Purchased
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240466 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240466 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240466 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240466 | Uniform Mortgage-Backed Security, TBAFR_01F0326B5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240466 | Uniform Mortgage-Backed Security, TBAFR_01F0406B8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240466 | Uniform Mortgage-Backed Security, TBAFR_01F0426B4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240466 | U.S. Treasury NotesFR_91282CKT7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240466 | Britannia Funding Co. LLCFR_11042LMG2_0.000000_2024-12-16
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240466 | LMA-Americas LLCFR_53944QMC1_0.000000_2024-12-12
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240466 | Air Liquide U.S. LLCFR_00912TML4_0.000000_2024-12-20
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240466 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000240466 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000240466 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240466 | A
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000240466 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000240466 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240466 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000240466 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000240466 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000240466 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000240466 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000240466 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000240466 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240466 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240466 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240466 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000240466 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240466 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240466 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000240467 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240467 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240467 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240467 | Uniform Mortgage-Backed Security, TBAFR_01F0326B5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240467 | Uniform Mortgage-Backed Security, TBAFR_01F0406B8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240467 | Uniform Mortgage-Backed Security, TBAFR_01F0426B4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240467 | U.S. Treasury NotesFR_91282CKT7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240467 | Britannia Funding Co. LLCFR_11042LMG2_0.000000_2024-12-16
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240467 | LMA-Americas LLCFR_53944QMC1_0.000000_2024-12-12
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240467 | Air Liquide U.S. LLCFR_00912TML4_0.000000_2024-12-20
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240467 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000240467 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000240467 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240467 | A
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000240467 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000240467 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240467 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000240467 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000240467 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000240467 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000240467 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000240467 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000240467 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240467 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240467 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240467 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000240467 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240467 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240467 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000240465 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240465 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000240465 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240465 | Uniform Mortgage-Backed Security, TBAFR_01F0326B5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240465 | Uniform Mortgage-Backed Security, TBAFR_01F0406B8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240465 | Uniform Mortgage-Backed Security, TBAFR_01F0426B4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000240465 | U.S. Treasury NotesFR_91282CKT7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240465 | Britannia Funding Co. LLCFR_11042LMG2_0.000000_2024-12-16
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000240465 | LMA-Americas LLCFR_53944QMC1_0.000000_2024-12-12
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240465 | Air Liquide U.S. LLCFR_00912TML4_0.000000_2024-12-20
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240465 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000240465 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000240465 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000240465 | A
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000240465 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000240465 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000240465 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000240465 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000240465 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000240465 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000240465 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000240465 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000240465 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000240465 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000240465 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000240465 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000240465 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000240465 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000240465 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137931 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000137931 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000137931 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000137931 | Uniform Mortgage-Backed Security, TBAFR_01F0326B5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000137931 | Uniform Mortgage-Backed Security, TBAFR_01F0406B8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137931 | Uniform Mortgage-Backed Security, TBAFR_01F0426B4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000137931 | U.S. Treasury NotesFR_91282CKT7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137931 | Britannia Funding Co. LLCFR_11042LMG2_0.000000_2024-12-16
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000137931 | LMA-Americas LLCFR_53944QMC1_0.000000_2024-12-12
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000137931 | Air Liquide U.S. LLCFR_00912TML4_0.000000_2024-12-20
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000137931 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000137931 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000137931 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000137931 | A
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000137931 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000137931 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137931 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000137931 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000137931 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000137931 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000137931 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000137931 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000137931 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000137931 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000137931 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000137931 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000137931 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000137931 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000137931 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000171831 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171831 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171831 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171831 | Uniform Mortgage-Backed Security, TBAFR_01F0326B5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171831 | Uniform Mortgage-Backed Security, TBAFR_01F0406B8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171831 | Uniform Mortgage-Backed Security, TBAFR_01F0426B4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171831 | U.S. Treasury NotesFR_91282CKT7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171831 | Britannia Funding Co. LLCFR_11042LMG2_0.000000_2024-12-16
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171831 | LMA-Americas LLCFR_53944QMC1_0.000000_2024-12-12
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171831 | Air Liquide U.S. LLCFR_00912TML4_0.000000_2024-12-20
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171831 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000171831 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000171831 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171831 | A
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000171831 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000171831 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171831 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000171831 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000171831 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000171831 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000171831 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000171831 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000171831 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000171831 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000171831 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171831 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171831 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171831 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171831 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000171829 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171829 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171829 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171829 | Uniform Mortgage-Backed Security, TBAFR_01F0326B5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171829 | Uniform Mortgage-Backed Security, TBAFR_01F0406B8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171829 | Uniform Mortgage-Backed Security, TBAFR_01F0426B4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171829 | U.S. Treasury NotesFR_91282CKT7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171829 | Britannia Funding Co. LLCFR_11042LMG2_0.000000_2024-12-16
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171829 | LMA-Americas LLCFR_53944QMC1_0.000000_2024-12-12
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171829 | Air Liquide U.S. LLCFR_00912TML4_0.000000_2024-12-20
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171829 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000171829 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000171829 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171829 | A
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000171829 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000171829 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171829 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000171829 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000171829 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000171829 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000171829 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000171829 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000171829 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000171829 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000171829 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171829 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171829 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171829 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171829 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000171830 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171830 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171830 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171830 | Uniform Mortgage-Backed Security, TBAFR_01F0326B5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171830 | Uniform Mortgage-Backed Security, TBAFR_01F0406B8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171830 | Uniform Mortgage-Backed Security, TBAFR_01F0426B4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171830 | U.S. Treasury NotesFR_91282CKT7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171830 | Britannia Funding Co. LLCFR_11042LMG2_0.000000_2024-12-16
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171830 | LMA-Americas LLCFR_53944QMC1_0.000000_2024-12-12
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171830 | Air Liquide U.S. LLCFR_00912TML4_0.000000_2024-12-20
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171830 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000171830 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000171830 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171830 | A
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000171830 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000171830 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171830 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000171830 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000171830 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000171830 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000171830 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000171830 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000171830 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000171830 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000171830 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171830 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171830 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171830 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171830 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000228029 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228029 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228029 | Uniform Mortgage-Backed Security, TBAFR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228029 | Uniform Mortgage-Backed Security, TBAFR_01F0326B5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228029 | Uniform Mortgage-Backed Security, TBAFR_01F0406B8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000228029 | Uniform Mortgage-Backed Security, TBAFR_01F0426B4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000228029 | U.S. Treasury NotesFR_91282CKT7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000228029 | Britannia Funding Co. LLCFR_11042LMG2_0.000000_2024-12-16
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000228029 | LMA-Americas LLCFR_53944QMC1_0.000000_2024-12-12
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228029 | Air Liquide U.S. LLCFR_00912TML4_0.000000_2024-12-20
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228029 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	52.60%
C000228029 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000228029 | AA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228029 | A
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000228029 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000228029 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000228029 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000228029 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000228029 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000228029 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000228029 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000228029 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000228029 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000228029 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000228029 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000228029 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228029 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228029 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000228029 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000103735 | Brazil Notas do Tesouro NacionalFR_ACI2MBMS7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103735 | Petroleos MexicanosFR_71654QDD1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103735 | Saudi Government International BondsFR_80413TBH1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103735 | Indonesia Treasury BondsFR_ACI28Q5P5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103735 | Mexico BonosFR_P9767GR78
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103735 | Turkiye Government BondsFR_ACI1SL4T9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103735 | Dominican Republic International BondsFR_25714PEF1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103735 | Czech Republic Government BondsFR_BMW717II6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103735 | Brazil Notas do Tesouro NacionalFR_ACI22VJB6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103735 | Republic of Poland Government BondsFR_ACI0HBFT3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000103735 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000103735 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000103735 | A
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000103735 | BBB
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000103735 | BB
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000103735 | B
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000103735 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000103735 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000103735 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000103735 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103735 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000103735 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103736 | Brazil Notas do Tesouro NacionalFR_ACI2MBMS7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103736 | Petroleos MexicanosFR_71654QDD1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103736 | Saudi Government International BondsFR_80413TBH1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103736 | Indonesia Treasury BondsFR_ACI28Q5P5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103736 | Mexico BonosFR_P9767GR78
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103736 | Turkiye Government BondsFR_ACI1SL4T9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103736 | Dominican Republic International BondsFR_25714PEF1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103736 | Czech Republic Government BondsFR_BMW717II6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103736 | Brazil Notas do Tesouro NacionalFR_ACI22VJB6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103736 | Republic of Poland Government BondsFR_ACI0HBFT3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000103736 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000103736 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000103736 | A
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000103736 | BBB
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000103736 | BB
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000103736 | B
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000103736 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000103736 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000103736 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000103736 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103736 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000103736 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103737 | Brazil Notas do Tesouro NacionalFR_ACI2MBMS7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103737 | Petroleos MexicanosFR_71654QDD1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103737 | Saudi Government International BondsFR_80413TBH1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103737 | Indonesia Treasury BondsFR_ACI28Q5P5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103737 | Mexico BonosFR_P9767GR78
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103737 | Turkiye Government BondsFR_ACI1SL4T9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103737 | Dominican Republic International BondsFR_25714PEF1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103737 | Czech Republic Government BondsFR_BMW717II6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103737 | Brazil Notas do Tesouro NacionalFR_ACI22VJB6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103737 | Republic of Poland Government BondsFR_ACI0HBFT3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000103737 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000103737 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000103737 | A
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000103737 | BBB
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000103737 | BB
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000103737 | B
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000103737 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000103737 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000103737 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000103737 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103737 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000103737 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000103738 | Brazil Notas do Tesouro NacionalFR_ACI2MBMS7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103738 | Petroleos MexicanosFR_71654QDD1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000103738 | Saudi Government International BondsFR_80413TBH1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000103738 | Indonesia Treasury BondsFR_ACI28Q5P5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103738 | Mexico BonosFR_P9767GR78
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000103738 | Turkiye Government BondsFR_ACI1SL4T9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000103738 | Dominican Republic International BondsFR_25714PEF1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103738 | Czech Republic Government BondsFR_BMW717II6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103738 | Brazil Notas do Tesouro NacionalFR_ACI22VJB6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000103738 | Republic of Poland Government BondsFR_ACI0HBFT3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000103738 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000103738 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000103738 | A
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000103738 | BBB
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000103738 | BB
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000103738 | B
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000103738 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000103738 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000103738 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000103738 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000103738 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000103738 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156761 | Brazil Notas do Tesouro NacionalFR_ACI2MBMS7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000156761 | Petroleos MexicanosFR_71654QDD1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000156761 | Saudi Government International BondsFR_80413TBH1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156761 | Indonesia Treasury BondsFR_ACI28Q5P5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156761 | Mexico BonosFR_P9767GR78
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156761 | Turkiye Government BondsFR_ACI1SL4T9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156761 | Dominican Republic International BondsFR_25714PEF1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156761 | Czech Republic Government BondsFR_BMW717II6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156761 | Brazil Notas do Tesouro NacionalFR_ACI22VJB6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156761 | Republic of Poland Government BondsFR_ACI0HBFT3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000156761 | AAA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156761 | AA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000156761 | A
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000156761 | BBB
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000156761 | BB
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000156761 | B
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000156761 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000156761 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000156761 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000156761 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000156761 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000156761 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000216506 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000216506 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000216506 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216506 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216506 | Naspers Ltd.FR_BN0VX8908
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216506 | NetEase, Inc.FR_BM93SF903
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216506 | AIA Group Ltd.FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000216506 | KE Holdings, Inc.FR_482497104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216506 | E Ink Holdings, Inc.FR_674428909
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216506 | Shinhan Financial Group Co. Ltd.FR_639750900
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216506 | China
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000216506 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000216506 | India
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000216506 | Republic Of Korea
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000216506 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000216506 | Republic Of South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000216506 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000216506 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000216506 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216506 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216506 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000216506 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216506 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000216506 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000216506 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000216506 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000216506 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216506 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000216506 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000216506 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000216506 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000216506 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216505 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000216505 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000216505 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216505 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216505 | Naspers Ltd.FR_BN0VX8908
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216505 | NetEase, Inc.FR_BM93SF903
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216505 | AIA Group Ltd.FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000216505 | KE Holdings, Inc.FR_482497104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216505 | E Ink Holdings, Inc.FR_674428909
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216505 | Shinhan Financial Group Co. Ltd.FR_639750900
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216505 | China
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000216505 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000216505 | India
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000216505 | Republic Of Korea
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000216505 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000216505 | Republic Of South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000216505 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000216505 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000216505 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216505 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216505 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000216505 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216505 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000216505 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000216505 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000216505 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000216505 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216505 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000216505 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000216505 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000216505 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000216505 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216501 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000216501 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000216501 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000216501 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000216501 | Naspers Ltd.FR_BN0VX8908
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216501 | NetEase, Inc.FR_BM93SF903
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216501 | AIA Group Ltd.FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000216501 | KE Holdings, Inc.FR_482497104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216501 | E Ink Holdings, Inc.FR_674428909
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000216501 | Shinhan Financial Group Co. Ltd.FR_639750900
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000216501 | China
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000216501 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000216501 | India
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000216501 | Republic Of Korea
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000216501 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000216501 | Republic Of South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000216501 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000216501 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000216501 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000216501 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000216501 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000216501 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000216501 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000216501 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000216501 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000216501 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000216501 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000216501 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000216501 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000216501 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000216501 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000216501 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000125977 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000125977 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000125977 | ONEOK, Inc.FR_682680103
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000125977 | MPLX LPFR_55336V100
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000125977 | Energy Transfer LPFR_29273V100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000125977 | Enbridge, Inc.FR_29250N105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125977 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125977 | TC Energy Corp.FR_87807B107
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125977 | Western Midstream Partners LPFR_958669103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125977 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125977 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	72.50%
C000125977 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125977 | AssetMaster Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000125978 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000125978 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000125978 | ONEOK, Inc.FR_682680103
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000125978 | MPLX LPFR_55336V100
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000125978 | Energy Transfer LPFR_29273V100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000125978 | Enbridge, Inc.FR_29250N105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125978 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125978 | TC Energy Corp.FR_87807B107
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125978 | Western Midstream Partners LPFR_958669103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125978 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125978 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	72.50%
C000125978 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125978 | AssetMaster Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000125979 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000125979 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000125979 | ONEOK, Inc.FR_682680103
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000125979 | MPLX LPFR_55336V100
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000125979 | Energy Transfer LPFR_29273V100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000125979 | Enbridge, Inc.FR_29250N105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125979 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125979 | TC Energy Corp.FR_87807B107
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125979 | Western Midstream Partners LPFR_958669103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125979 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125979 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	72.50%
C000125979 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125979 | AssetMaster Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000125980 | Williams Cos., Inc.FR_969457100
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000125980 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000125980 | ONEOK, Inc.FR_682680103
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000125980 | MPLX LPFR_55336V100
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000125980 | Energy Transfer LPFR_29273V100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000125980 | Enbridge, Inc.FR_29250N105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125980 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125980 | TC Energy Corp.FR_87807B107
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125980 | Western Midstream Partners LPFR_958669103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000125980 | Cheniere Energy, Inc.FR_16411R208
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000125980 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	72.50%
C000125980 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000125980 | AssetMaster Limited Partnerships
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000132297 | Epicor Software Corp.FR_29426NAZ7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000132297 | Allied Universal Holdco LLCFR_019576AD9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132297 | Magenta Security Holdings LLCFR_55909UAC3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132297 | PetSmart, Inc.FR_71677HAL9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132297 | First Brands Group LLCFR_31935HAD9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132297 | Sophia LPFR_83578BAQ6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132297 | MH Sub I LLCFR_45567YAN5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132297 | Broadstreet Partners, Inc.FR_11132VAY5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132297 | ABG Intermediate Holdings 2 LLCFR_00076VBJ8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132297 | Apro LLCFR_03834XAP8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132297 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000132297 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132297 | BB
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000132297 | B
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000132297 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000132297 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000132297 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000132297 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132297 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000132297 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000132297 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132297 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000132297 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000132297 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000132298 | Epicor Software Corp.FR_29426NAZ7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000132298 | Allied Universal Holdco LLCFR_019576AD9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132298 | Magenta Security Holdings LLCFR_55909UAC3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132298 | PetSmart, Inc.FR_71677HAL9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132298 | First Brands Group LLCFR_31935HAD9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132298 | Sophia LPFR_83578BAQ6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132298 | MH Sub I LLCFR_45567YAN5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132298 | Broadstreet Partners, Inc.FR_11132VAY5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132298 | ABG Intermediate Holdings 2 LLCFR_00076VBJ8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132298 | Apro LLCFR_03834XAP8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132298 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000132298 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132298 | BB
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000132298 | B
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000132298 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000132298 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000132298 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000132298 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132298 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000132298 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000132298 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132298 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000132298 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000132298 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000132299 | Epicor Software Corp.FR_29426NAZ7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000132299 | Allied Universal Holdco LLCFR_019576AD9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132299 | Magenta Security Holdings LLCFR_55909UAC3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132299 | PetSmart, Inc.FR_71677HAL9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132299 | First Brands Group LLCFR_31935HAD9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132299 | Sophia LPFR_83578BAQ6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132299 | MH Sub I LLCFR_45567YAN5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132299 | Broadstreet Partners, Inc.FR_11132VAY5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132299 | ABG Intermediate Holdings 2 LLCFR_00076VBJ8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132299 | Apro LLCFR_03834XAP8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132299 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000132299 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132299 | BB
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000132299 | B
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000132299 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000132299 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000132299 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000132299 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132299 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000132299 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000132299 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132299 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000132299 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000132299 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000132300 | Epicor Software Corp.FR_29426NAZ7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000132300 | Allied Universal Holdco LLCFR_019576AD9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132300 | Magenta Security Holdings LLCFR_55909UAC3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132300 | PetSmart, Inc.FR_71677HAL9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000132300 | First Brands Group LLCFR_31935HAD9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132300 | Sophia LPFR_83578BAQ6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132300 | MH Sub I LLCFR_45567YAN5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132300 | Broadstreet Partners, Inc.FR_11132VAY5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132300 | ABG Intermediate Holdings 2 LLCFR_00076VBJ8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132300 | Apro LLCFR_03834XAP8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132300 | AAA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000132300 | BBB
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000132300 | BB
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000132300 | B
Holdings [Line Items]
Percent of Net Asset Value	64.80%
C000132300 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000132300 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000132300 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000132300 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000132300 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000132300 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000132300 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000132300 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	86.10%
C000132300 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000132300 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021252 | U.S. Treasury Floating Rate NotesFR_91282CHS3_4.687008_2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021252 | U.S. Treasury BillsFR_912797NK9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021252 | U.S. Treasury BillsFR_912797LE5_1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021252 | U.S. Treasury BillsFR_912797LF2_5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021252 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.767008_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021252 | U.S. Treasury BillsFR_912797HP5_3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021252 | Federal Farm Credit Discount NotesFR_313313AS7_0.010000_2025-01-17
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021252 | U.S. Treasury BillsFR_912797MZ7_1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021252 | U.S. Treasury BillsFR_912797ME4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021252 | U.S. Treasury BillsFR_912797MW4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021252 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021252 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000021252 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000021252 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000021252 | AssetShort-Term U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000021254 | U.S. Treasury Floating Rate NotesFR_91282CHS3_4.687008_2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021254 | U.S. Treasury BillsFR_912797NK9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021254 | U.S. Treasury BillsFR_912797LE5_1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021254 | U.S. Treasury BillsFR_912797LF2_5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021254 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.767008_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021254 | U.S. Treasury BillsFR_912797HP5_3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021254 | Federal Farm Credit Discount NotesFR_313313AS7_0.010000_2025-01-17
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021254 | U.S. Treasury BillsFR_912797MZ7_1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021254 | U.S. Treasury BillsFR_912797ME4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021254 | U.S. Treasury BillsFR_912797MW4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021254 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021254 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000021254 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000021254 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000021254 | AssetShort-Term U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000081830 | U.S. Treasury Floating Rate NotesFR_91282CHS3_4.687008_2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000081830 | U.S. Treasury BillsFR_912797NK9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000081830 | U.S. Treasury BillsFR_912797LE5_1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000081830 | U.S. Treasury BillsFR_912797LF2_5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081830 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.767008_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081830 | U.S. Treasury BillsFR_912797HP5_3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000081830 | Federal Farm Credit Discount NotesFR_313313AS7_0.010000_2025-01-17
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000081830 | U.S. Treasury BillsFR_912797MZ7_1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081830 | U.S. Treasury BillsFR_912797ME4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081830 | U.S. Treasury BillsFR_912797MW4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081830 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000081830 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000081830 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000081830 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000081830 | AssetShort-Term U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000021255 | U.S. Treasury Floating Rate NotesFR_91282CHS3_4.687008_2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021255 | U.S. Treasury BillsFR_912797NK9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021255 | U.S. Treasury BillsFR_912797LE5_1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021255 | U.S. Treasury BillsFR_912797LF2_5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021255 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.767008_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021255 | U.S. Treasury BillsFR_912797HP5_3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021255 | Federal Farm Credit Discount NotesFR_313313AS7_0.010000_2025-01-17
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021255 | U.S. Treasury BillsFR_912797MZ7_1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021255 | U.S. Treasury BillsFR_912797ME4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021255 | U.S. Treasury BillsFR_912797MW4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021255 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021255 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000021255 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000021255 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000021255 | AssetShort-Term U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000171813 | U.S. Treasury Floating Rate NotesFR_91282CHS3_4.687008_2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171813 | U.S. Treasury BillsFR_912797NK9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171813 | U.S. Treasury BillsFR_912797LE5_1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171813 | U.S. Treasury BillsFR_912797LF2_5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171813 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.767008_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171813 | U.S. Treasury BillsFR_912797HP5_3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171813 | Federal Farm Credit Discount NotesFR_313313AS7_0.010000_2025-01-17
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171813 | U.S. Treasury BillsFR_912797MZ7_1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171813 | U.S. Treasury BillsFR_912797ME4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171813 | U.S. Treasury BillsFR_912797MW4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171813 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000171813 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000171813 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000171813 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000171813 | AssetShort-Term U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000171811 | U.S. Treasury Floating Rate NotesFR_91282CHS3_4.687008_2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171811 | U.S. Treasury BillsFR_912797NK9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171811 | U.S. Treasury BillsFR_912797LE5_1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171811 | U.S. Treasury BillsFR_912797LF2_5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171811 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.767008_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171811 | U.S. Treasury BillsFR_912797HP5_3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171811 | Federal Farm Credit Discount NotesFR_313313AS7_0.010000_2025-01-17
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171811 | U.S. Treasury BillsFR_912797MZ7_1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171811 | U.S. Treasury BillsFR_912797ME4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171811 | U.S. Treasury BillsFR_912797MW4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171811 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000171811 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000171811 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000171811 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000171811 | AssetShort-Term U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000171812 | U.S. Treasury Floating Rate NotesFR_91282CHS3_4.687008_2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171812 | U.S. Treasury BillsFR_912797NK9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171812 | U.S. Treasury BillsFR_912797LE5_1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171812 | U.S. Treasury BillsFR_912797LF2_5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171812 | U.S. Treasury Floating Rate NotesFR_91282CLT6_4.767008_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171812 | U.S. Treasury BillsFR_912797HP5_3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171812 | Federal Farm Credit Discount NotesFR_313313AS7_0.010000_2025-01-17
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171812 | U.S. Treasury BillsFR_912797MZ7_1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171812 | U.S. Treasury BillsFR_912797ME4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171812 | U.S. Treasury BillsFR_912797MW4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171812 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000171812 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000171812 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000171812 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000171812 | AssetShort-Term U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000021232 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021232 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021232 | Cleveland-Cliffs, Inc.FR_185899AP6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021232 | Smyrna Ready Mix Concrete LLCFR_83283WAE3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021232 | Big River Steel LLC/BRS Finance Corp.FR_08949LAB6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021232 | Landsea Homes Corp.FR_51509PAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021232 | Starwood Property Trust, Inc.FR_85571BBC8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021232 | Harvest Midstream I LPFR_417558AB9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021232 | Constellation Insurance, Inc.FR_67740QAH9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021232 | Pebblebrook Hotel LP/PEB Finance Corp.FR_70510LAA7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021232 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000021232 | BB
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000021232 | B
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000021232 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021232 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021232 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
C000021232 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021232 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000021232 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021232 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021232 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021234 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021234 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021234 | Cleveland-Cliffs, Inc.FR_185899AP6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021234 | Smyrna Ready Mix Concrete LLCFR_83283WAE3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021234 | Big River Steel LLC/BRS Finance Corp.FR_08949LAB6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021234 | Landsea Homes Corp.FR_51509PAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021234 | Starwood Property Trust, Inc.FR_85571BBC8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021234 | Harvest Midstream I LPFR_417558AB9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021234 | Constellation Insurance, Inc.FR_67740QAH9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021234 | Pebblebrook Hotel LP/PEB Finance Corp.FR_70510LAA7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021234 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000021234 | BB
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000021234 | B
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000021234 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021234 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021234 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
C000021234 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021234 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000021234 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021234 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021234 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000081826 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000081826 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081826 | Cleveland-Cliffs, Inc.FR_185899AP6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081826 | Smyrna Ready Mix Concrete LLCFR_83283WAE3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081826 | Big River Steel LLC/BRS Finance Corp.FR_08949LAB6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081826 | Landsea Homes Corp.FR_51509PAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081826 | Starwood Property Trust, Inc.FR_85571BBC8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081826 | Harvest Midstream I LPFR_417558AB9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081826 | Constellation Insurance, Inc.FR_67740QAH9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081826 | Pebblebrook Hotel LP/PEB Finance Corp.FR_70510LAA7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081826 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000081826 | BB
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000081826 | B
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000081826 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000081826 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000081826 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
C000081826 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081826 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000081826 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081826 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000081826 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021235 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021235 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021235 | Cleveland-Cliffs, Inc.FR_185899AP6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021235 | Smyrna Ready Mix Concrete LLCFR_83283WAE3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021235 | Big River Steel LLC/BRS Finance Corp.FR_08949LAB6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021235 | Landsea Homes Corp.FR_51509PAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021235 | Starwood Property Trust, Inc.FR_85571BBC8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021235 | Harvest Midstream I LPFR_417558AB9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021235 | Constellation Insurance, Inc.FR_67740QAH9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021235 | Pebblebrook Hotel LP/PEB Finance Corp.FR_70510LAA7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021235 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000021235 | BB
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000021235 | B
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000021235 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000021235 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021235 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
C000021235 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021235 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000021235 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021235 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000021235 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000171810 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171810 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171810 | Cleveland-Cliffs, Inc.FR_185899AP6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171810 | Smyrna Ready Mix Concrete LLCFR_83283WAE3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171810 | Big River Steel LLC/BRS Finance Corp.FR_08949LAB6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171810 | Landsea Homes Corp.FR_51509PAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171810 | Starwood Property Trust, Inc.FR_85571BBC8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171810 | Harvest Midstream I LPFR_417558AB9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171810 | Constellation Insurance, Inc.FR_67740QAH9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171810 | Pebblebrook Hotel LP/PEB Finance Corp.FR_70510LAA7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171810 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000171810 | BB
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000171810 | B
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000171810 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000171810 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000171810 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
C000171810 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171810 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000171810 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171810 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000171810 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000171808 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171808 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171808 | Cleveland-Cliffs, Inc.FR_185899AP6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171808 | Smyrna Ready Mix Concrete LLCFR_83283WAE3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171808 | Big River Steel LLC/BRS Finance Corp.FR_08949LAB6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171808 | Landsea Homes Corp.FR_51509PAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171808 | Starwood Property Trust, Inc.FR_85571BBC8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171808 | Harvest Midstream I LPFR_417558AB9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171808 | Constellation Insurance, Inc.FR_67740QAH9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171808 | Pebblebrook Hotel LP/PEB Finance Corp.FR_70510LAA7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171808 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000171808 | BB
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000171808 | B
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000171808 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000171808 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000171808 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
C000171808 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171808 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000171808 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171808 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000171808 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000171809 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171809 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000171809 | Cleveland-Cliffs, Inc.FR_185899AP6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171809 | Smyrna Ready Mix Concrete LLCFR_83283WAE3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171809 | Big River Steel LLC/BRS Finance Corp.FR_08949LAB6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171809 | Landsea Homes Corp.FR_51509PAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171809 | Starwood Property Trust, Inc.FR_85571BBC8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171809 | Harvest Midstream I LPFR_417558AB9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171809 | Constellation Insurance, Inc.FR_67740QAH9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171809 | Pebblebrook Hotel LP/PEB Finance Corp.FR_70510LAA7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171809 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000171809 | BB
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000171809 | B
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000171809 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000171809 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000171809 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
C000171809 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171809 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000171809 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171809 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000171809 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000156743 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156743 | ILFC E-Capital Trust IFR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156743 | Cleveland-Cliffs, Inc.FR_185899AP6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156743 | Smyrna Ready Mix Concrete LLCFR_83283WAE3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156743 | Big River Steel LLC/BRS Finance Corp.FR_08949LAB6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156743 | Landsea Homes Corp.FR_51509PAA1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156743 | Starwood Property Trust, Inc.FR_85571BBC8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156743 | Harvest Midstream I LPFR_417558AB9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156743 | Constellation Insurance, Inc.FR_67740QAH9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156743 | Pebblebrook Hotel LP/PEB Finance Corp.FR_70510LAA7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156743 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000156743 | BB
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000156743 | B
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000156743 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000156743 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000156743 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
C000156743 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000156743 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	91.70%
C000156743 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156743 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000156743 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000220282 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220282 | Century Communities, Inc.FR_156504AL6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000220282 | Pattern Energy Operations LP/Pattern Energy Operations, Inc.FR_70339PAA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220282 | Western Digital Corp.FR_958102AM7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220282 | Iron Mountain, Inc.FR_46284VAE1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220282 | Clearway Energy Operating LLCFR_18539UAC9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220282 | Advanced Drainage Systems, Inc.FR_00790RAA2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220282 | Enviri Corp.FR_415864AM9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220282 | Post Holdings, Inc.FR_737446AQ7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220282 | Primo Water Holdings, Inc.FR_74168LAA4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220282 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000220282 | BB
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000220282 | B
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000220282 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000220282 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000220282 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220282 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000220275 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220275 | Century Communities, Inc.FR_156504AL6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000220275 | Pattern Energy Operations LP/Pattern Energy Operations, Inc.FR_70339PAA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220275 | Western Digital Corp.FR_958102AM7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220275 | Iron Mountain, Inc.FR_46284VAE1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220275 | Clearway Energy Operating LLCFR_18539UAC9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220275 | Advanced Drainage Systems, Inc.FR_00790RAA2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220275 | Enviri Corp.FR_415864AM9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220275 | Post Holdings, Inc.FR_737446AQ7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220275 | Primo Water Holdings, Inc.FR_74168LAA4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220275 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000220275 | BB
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000220275 | B
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000220275 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000220275 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000220275 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220275 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000220281 | Vmed O2 U.K. Financing I PLCFR_92858RAD2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220281 | Century Communities, Inc.FR_156504AL6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000220281 | Pattern Energy Operations LP/Pattern Energy Operations, Inc.FR_70339PAA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220281 | Western Digital Corp.FR_958102AM7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220281 | Iron Mountain, Inc.FR_46284VAE1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220281 | Clearway Energy Operating LLCFR_18539UAC9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220281 | Advanced Drainage Systems, Inc.FR_00790RAA2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220281 | Enviri Corp.FR_415864AM9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220281 | Post Holdings, Inc.FR_737446AQ7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220281 | Primo Water Holdings, Inc.FR_74168LAA4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220281 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000220281 | BB
Holdings [Line Items]
Percent of Net Asset Value	48.40%
C000220281 | B
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000220281 | CCC and Below
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000220281 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	94.20%
C000220281 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220281 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000129483 | Development Authority of LagrangeFR_503152DF4
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000129483 | U.S. Treasury BondsFR_912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129483 | Industrial Development Authority of the County of PimaFR_72177MTQ0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000129483 | Washington State Housing Finance CommissionFR_93978LGR1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000129483 | Pennsylvania Economic Development Financing AuthorityFR_70869PNK9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000129483 | Tempe Industrial Development AuthorityFR_87972MBU5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000129483 | James City County Economic Development AuthorityFR_47029WEG8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000129483 | Knox County Health Educational & Housing Facility BoardFR_499526AT8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000129483 | Delaware State Economic Development AuthorityFR_246371AD0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129483 | Public Finance AuthorityFR_74448EAA2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129483 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129483 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000129483 | AA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000129483 | A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000129483 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000129483 | BB
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000129483 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000129483 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000129483 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000129483 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129483 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000129483 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000129484 | Development Authority of LagrangeFR_503152DF4
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000129484 | U.S. Treasury BondsFR_912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129484 | Industrial Development Authority of the County of PimaFR_72177MTQ0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000129484 | Washington State Housing Finance CommissionFR_93978LGR1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000129484 | Pennsylvania Economic Development Financing AuthorityFR_70869PNK9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000129484 | Tempe Industrial Development AuthorityFR_87972MBU5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000129484 | James City County Economic Development AuthorityFR_47029WEG8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000129484 | Knox County Health Educational & Housing Facility BoardFR_499526AT8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000129484 | Delaware State Economic Development AuthorityFR_246371AD0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129484 | Public Finance AuthorityFR_74448EAA2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129484 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129484 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000129484 | AA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000129484 | A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000129484 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000129484 | BB
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000129484 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000129484 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000129484 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000129484 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129484 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000129484 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000129485 | Development Authority of LagrangeFR_503152DF4
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000129485 | U.S. Treasury BondsFR_912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000129485 | Industrial Development Authority of the County of PimaFR_72177MTQ0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000129485 | Washington State Housing Finance CommissionFR_93978LGR1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000129485 | Pennsylvania Economic Development Financing AuthorityFR_70869PNK9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000129485 | Tempe Industrial Development AuthorityFR_87972MBU5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000129485 | James City County Economic Development AuthorityFR_47029WEG8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000129485 | Knox County Health Educational & Housing Facility BoardFR_499526AT8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000129485 | Delaware State Economic Development AuthorityFR_246371AD0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129485 | Public Finance AuthorityFR_74448EAA2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000129485 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129485 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000129485 | AA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000129485 | A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000129485 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000129485 | BB
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000129485 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000129485 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000129485 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000129485 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000129485 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000129485 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000173652 | Development Authority of LagrangeFR_503152DF4
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000173652 | U.S. Treasury BondsFR_912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000173652 | Industrial Development Authority of the County of PimaFR_72177MTQ0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000173652 | Washington State Housing Finance CommissionFR_93978LGR1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000173652 | Pennsylvania Economic Development Financing AuthorityFR_70869PNK9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000173652 | Tempe Industrial Development AuthorityFR_87972MBU5
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173652 | James City County Economic Development AuthorityFR_47029WEG8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000173652 | Knox County Health Educational & Housing Facility BoardFR_499526AT8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000173652 | Delaware State Economic Development AuthorityFR_246371AD0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000173652 | Public Finance AuthorityFR_74448EAA2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000173652 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000173652 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000173652 | AA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000173652 | A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000173652 | BBB
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000173652 | BB
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000173652 | B
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173652 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000173652 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000173652 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000173652 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000173652 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000137930 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000137930 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000137930 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828H45
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000137930 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828N71
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137930 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128282L3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137930 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137930 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810TP3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137930 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137930 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137930 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CDC2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137930 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000137930 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137930 | A
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000137930 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000137930 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000137930 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000137930 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000137930 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000137930 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000137930 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000137927 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000137927 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000137927 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828H45
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000137927 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828N71
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137927 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128282L3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137927 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137927 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810TP3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137927 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137927 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137927 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CDC2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137927 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000137927 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137927 | A
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000137927 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000137927 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000137927 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000137927 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000137927 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000137927 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000137927 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000137928 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000137928 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000137928 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828H45
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000137928 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828N71
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137928 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128282L3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137928 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137928 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810TP3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137928 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137928 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137928 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CDC2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137928 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000137928 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137928 | A
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000137928 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000137928 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000137928 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000137928 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000137928 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000137928 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000137928 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000137929 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000137929 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000137929 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828H45
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000137929 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828N71
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137929 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128282L3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000137929 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137929 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810TP3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137929 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137929 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137929 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CDC2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137929 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000137929 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137929 | A
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000137929 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000137929 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000137929 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000137929 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000137929 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000137929 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000137929 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000244911 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000244911 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244911 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828H45
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244911 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828N71
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244911 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128282L3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244911 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244911 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810TP3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244911 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244911 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244911 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CDC2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244911 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000244911 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244911 | A
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000244911 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000244911 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000244911 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000244911 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000244911 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000244911 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244911 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000244910 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000244910 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244910 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828H45
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244910 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828N71
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244910 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128282L3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244910 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244910 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810TP3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244910 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244910 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244910 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CDC2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244910 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000244910 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244910 | A
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000244910 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000244910 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000244910 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000244910 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000244910 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000244910 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244910 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000244909 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000244909 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244909 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828H45
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244909 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828N71
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244909 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128282L3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244909 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244909 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810TP3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244909 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244909 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244909 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CDC2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244909 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000244909 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244909 | A
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000244909 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000244909 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000244909 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000244909 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000244909 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000244909 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244909 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172159 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000172159 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000172159 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828H45
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000172159 | U.S. Treasury Inflation-Protected Indexed NotesFR_912828N71
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000172159 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128282L3
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000172159 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000172159 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810TP3
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000172159 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CGW5
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000172159 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000172159 | U.S. Treasury Inflation-Protected Indexed NotesFR_91282CDC2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000172159 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000172159 | AAA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000172159 | A
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000172159 | BBB
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000172159 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000172159 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.80%
C000172159 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000172159 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000172159 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000172159 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000119592 | U.S. Treasury BondsFR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119592 | City of Chicago Waterworks RevenueFR_167736V38
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000119592 | New York City Municipal Water Finance AuthorityFR_64972GK37
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000119592 | Indianapolis Local Public Improvement Bond BankFR_45528U7J4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119592 | Public Finance AuthorityFR_74444UAW2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119592 | New York State Dormitory AuthorityFR_65000B7Y8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119592 | Buckeye Tobacco Settlement Financing AuthorityFR_118217CZ9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119592 | Kentucky Economic Development Finance AuthorityFR_49127KBV1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119592 | New York State Dormitory AuthorityFR_65000BW38
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119592 | Lancaster Financing AuthorityFR_51378QBN8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119592 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119592 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000119592 | AA
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000119592 | A
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000119592 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000119592 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000119592 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000119592 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119592 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000119592 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000119593 | U.S. Treasury BondsFR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119593 | City of Chicago Waterworks RevenueFR_167736V38
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000119593 | New York City Municipal Water Finance AuthorityFR_64972GK37
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000119593 | Indianapolis Local Public Improvement Bond BankFR_45528U7J4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119593 | Public Finance AuthorityFR_74444UAW2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119593 | New York State Dormitory AuthorityFR_65000B7Y8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119593 | Buckeye Tobacco Settlement Financing AuthorityFR_118217CZ9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119593 | Kentucky Economic Development Finance AuthorityFR_49127KBV1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119593 | New York State Dormitory AuthorityFR_65000BW38
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119593 | Lancaster Financing AuthorityFR_51378QBN8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119593 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119593 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000119593 | AA
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000119593 | A
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000119593 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000119593 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000119593 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000119593 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119593 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000119593 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000119594 | U.S. Treasury BondsFR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000119594 | City of Chicago Waterworks RevenueFR_167736V38
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000119594 | New York City Municipal Water Finance AuthorityFR_64972GK37
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000119594 | Indianapolis Local Public Improvement Bond BankFR_45528U7J4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000119594 | Public Finance AuthorityFR_74444UAW2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119594 | New York State Dormitory AuthorityFR_65000B7Y8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119594 | Buckeye Tobacco Settlement Financing AuthorityFR_118217CZ9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119594 | Kentucky Economic Development Finance AuthorityFR_49127KBV1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119594 | New York State Dormitory AuthorityFR_65000BW38
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119594 | Lancaster Financing AuthorityFR_51378QBN8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000119594 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119594 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000119594 | AA
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000119594 | A
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000119594 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000119594 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000119594 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000119594 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000119594 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000119594 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000173651 | U.S. Treasury BondsFR_912810TW8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173651 | City of Chicago Waterworks RevenueFR_167736V38
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000173651 | New York City Municipal Water Finance AuthorityFR_64972GK37
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173651 | Indianapolis Local Public Improvement Bond BankFR_45528U7J4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000173651 | Public Finance AuthorityFR_74444UAW2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000173651 | New York State Dormitory AuthorityFR_65000B7Y8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173651 | Buckeye Tobacco Settlement Financing AuthorityFR_118217CZ9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173651 | Kentucky Economic Development Finance AuthorityFR_49127KBV1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173651 | New York State Dormitory AuthorityFR_65000BW38
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173651 | Lancaster Financing AuthorityFR_51378QBN8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173651 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000173651 | AAA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000173651 | AA
Holdings [Line Items]
Percent of Net Asset Value	67.80%
C000173651 | A
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000173651 | BBB
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000173651 | BB
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000173651 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000173651 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000173651 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000173651 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	90.70%
C000095924 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095924 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095924 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095924 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095924 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095924 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000095924 | Anheuser-Busch InBev SAFR_ACI0PX3F9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000095924 | Fujitsu Ltd.FR_635694003
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000095924 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000095924 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000095924 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000095924 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000095924 | France
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000095924 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000095924 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000095924 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000095924 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000095924 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000095924 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000095924 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095924 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000095924 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000095924 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000095924 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000095924 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095924 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000095924 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000095924 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000095924 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000095924 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000095924 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000095924 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000095924 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000095924 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000095924 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000095925 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095925 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095925 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095925 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095925 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095925 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000095925 | Anheuser-Busch InBev SAFR_ACI0PX3F9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000095925 | Fujitsu Ltd.FR_635694003
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000095925 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000095925 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000095925 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000095925 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000095925 | France
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000095925 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000095925 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000095925 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000095925 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000095925 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000095925 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000095925 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095925 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000095925 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000095925 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000095925 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000095925 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095925 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000095925 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000095925 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000095925 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000095925 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000095925 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000095925 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000095925 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000095925 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000095925 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000095926 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095926 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095926 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095926 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095926 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095926 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000095926 | Anheuser-Busch InBev SAFR_ACI0PX3F9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000095926 | Fujitsu Ltd.FR_635694003
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000095926 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000095926 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000095926 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000095926 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000095926 | France
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000095926 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000095926 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000095926 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000095926 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000095926 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000095926 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000095926 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095926 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000095926 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000095926 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000095926 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000095926 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095926 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000095926 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000095926 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000095926 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000095926 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000095926 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000095926 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000095926 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000095926 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000095926 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000095927 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000095927 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095927 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095927 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095927 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000095927 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000095927 | Anheuser-Busch InBev SAFR_ACI0PX3F9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000095927 | Fujitsu Ltd.FR_635694003
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000095927 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000095927 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000095927 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000095927 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000095927 | France
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000095927 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000095927 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000095927 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000095927 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000095927 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000095927 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000095927 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000095927 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000095927 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000095927 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000095927 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000095927 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000095927 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000095927 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000095927 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000095927 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000095927 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000095927 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000095927 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000095927 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000095927 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000095927 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171816 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171816 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171816 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171816 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171816 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171816 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171816 | Anheuser-Busch InBev SAFR_ACI0PX3F9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171816 | Fujitsu Ltd.FR_635694003
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171816 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171816 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171816 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000171816 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000171816 | France
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000171816 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000171816 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000171816 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000171816 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000171816 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171816 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171816 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171816 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171816 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171816 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000171816 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000171816 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171816 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000171816 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000171816 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171816 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000171816 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000171816 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000171816 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000171816 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171816 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171816 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171814 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171814 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171814 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171814 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171814 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171814 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171814 | Anheuser-Busch InBev SAFR_ACI0PX3F9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171814 | Fujitsu Ltd.FR_635694003
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171814 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171814 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171814 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000171814 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000171814 | France
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000171814 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000171814 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000171814 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000171814 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000171814 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171814 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171814 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171814 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171814 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171814 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000171814 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000171814 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171814 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000171814 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000171814 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171814 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000171814 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000171814 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000171814 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000171814 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171814 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171814 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000171815 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171815 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171815 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171815 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171815 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171815 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171815 | Anheuser-Busch InBev SAFR_ACI0PX3F9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171815 | Fujitsu Ltd.FR_635694003
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171815 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171815 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171815 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000171815 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000171815 | France
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000171815 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000171815 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000171815 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000171815 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000171815 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171815 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171815 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171815 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171815 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171815 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000171815 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000171815 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171815 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000171815 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000171815 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171815 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000171815 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000171815 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000171815 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000171815 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000171815 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171815 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000156759 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156759 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156759 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000156759 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156759 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156759 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000156759 | Anheuser-Busch InBev SAFR_ACI0PX3F9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156759 | Fujitsu Ltd.FR_635694003
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156759 | Veolia Environnement SAFR_403187909
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156759 | Siemens AGFR_572797900
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156759 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000156759 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000156759 | France
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000156759 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000156759 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000156759 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000156759 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000156759 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156759 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156759 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156759 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156759 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000156759 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000156759 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000156759 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000156759 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000156759 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000156759 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156759 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000156759 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000156759 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000156759 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000156759 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156759 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156759 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000198978 | AIA Group Ltd.FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198978 | Waste Connections, Inc.FR_94106B101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000198978 | Constellation Software, Inc.FR_21037X951
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000198978 | Liberty Media Corp. - Liberty Formula OneFR_531229755
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000198978 | Keyence Corp.FR_649099009
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000198978 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000198978 | Ferrari NVFR_N3167Y103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000198978 | Sika AGFR_ACI136GD1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000198978 | Coupang, Inc.FR_22266T109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000198978 | Adyen NVFR_BZ1HM4902
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198978 | Canada
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000198978 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000198978 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000198978 | France
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000198978 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000198978 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000198978 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000198978 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000198978 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000198978 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000198978 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198978 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000198978 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000198978 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000198978 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000198978 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000198978 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000198978 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000198978 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000198978 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000198978 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000198980 | AIA Group Ltd.FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198980 | Waste Connections, Inc.FR_94106B101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000198980 | Constellation Software, Inc.FR_21037X951
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000198980 | Liberty Media Corp. - Liberty Formula OneFR_531229755
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000198980 | Keyence Corp.FR_649099009
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000198980 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000198980 | Ferrari NVFR_N3167Y103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000198980 | Sika AGFR_ACI136GD1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000198980 | Coupang, Inc.FR_22266T109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000198980 | Adyen NVFR_BZ1HM4902
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198980 | Canada
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000198980 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000198980 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000198980 | France
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000198980 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000198980 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000198980 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000198980 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000198980 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000198980 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000198980 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198980 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000198980 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000198980 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000198980 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000198980 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000198980 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000198980 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000198980 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000198980 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000198980 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000021184 | AIA Group Ltd.FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021184 | Waste Connections, Inc.FR_94106B101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021184 | Constellation Software, Inc.FR_21037X951
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021184 | Liberty Media Corp. - Liberty Formula OneFR_531229755
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021184 | Keyence Corp.FR_649099009
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021184 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021184 | Ferrari NVFR_N3167Y103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021184 | Sika AGFR_ACI136GD1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021184 | Coupang, Inc.FR_22266T109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021184 | Adyen NVFR_BZ1HM4902
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021184 | Canada
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000021184 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000021184 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021184 | France
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021184 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021184 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021184 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000021184 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021184 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000021184 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021184 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021184 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021184 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000021184 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000021184 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021184 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021184 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021184 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000021184 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021184 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000021184 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000198983 | AIA Group Ltd.FR_B4TX8S909
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198983 | Waste Connections, Inc.FR_94106B101
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000198983 | Constellation Software, Inc.FR_21037X951
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000198983 | Liberty Media Corp. - Liberty Formula OneFR_531229755
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000198983 | Keyence Corp.FR_649099009
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000198983 | Linde PLCFR_G54950103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000198983 | Ferrari NVFR_N3167Y103
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000198983 | Sika AGFR_ACI136GD1
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000198983 | Coupang, Inc.FR_22266T109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000198983 | Adyen NVFR_BZ1HM4902
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000198983 | Canada
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000198983 | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000198983 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000198983 | France
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000198983 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000198983 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000198983 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000198983 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000198983 | United States
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000198983 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000198983 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000198983 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000198983 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000198983 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000198983 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000198983 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000198983 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000198983 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000198983 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000198983 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000198983 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000122145 | Sanwa Holdings Corp.FR_677678005
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122145 | Swissquote Group Holding SAFR_B1X3KP908
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122145 | Van Lanschot Kempen NVFR_571630904
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122145 | Bank of Ireland Group PLCFR_BD1RP6901
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122145 | Capcom Co. Ltd.FR_617369004
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122145 | Barratt Redrow PLCFR_008118002
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122145 | Logista Integral SAFR_BP3QYZ900
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122145 | D'ieteren GroupFR_ACI00DRF4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122145 | Elis SAFR_BVSS79904
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122145 | Bellway PLCFR_009049909
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122145 | Japan
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000122145 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000122145 | France
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000122145 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000122145 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000122145 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000122145 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122145 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122145 | Norway
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000122145 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122145 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122145 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122145 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000122145 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000122145 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000122145 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000122145 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000122145 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122145 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000122145 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000122145 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000122145 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000122146 | Sanwa Holdings Corp.FR_677678005
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122146 | Swissquote Group Holding SAFR_B1X3KP908
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122146 | Van Lanschot Kempen NVFR_571630904
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122146 | Bank of Ireland Group PLCFR_BD1RP6901
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122146 | Capcom Co. Ltd.FR_617369004
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122146 | Barratt Redrow PLCFR_008118002
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122146 | Logista Integral SAFR_BP3QYZ900
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122146 | D'ieteren GroupFR_ACI00DRF4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122146 | Elis SAFR_BVSS79904
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122146 | Bellway PLCFR_009049909
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122146 | Japan
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000122146 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000122146 | France
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000122146 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000122146 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000122146 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000122146 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122146 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122146 | Norway
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000122146 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122146 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122146 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122146 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000122146 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000122146 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000122146 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000122146 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000122146 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122146 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000122146 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000122146 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000122146 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000250399 | Sanwa Holdings Corp.FR_677678005
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250399 | Swissquote Group Holding SAFR_B1X3KP908
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000250399 | Van Lanschot Kempen NVFR_571630904
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000250399 | Bank of Ireland Group PLCFR_BD1RP6901
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000250399 | Capcom Co. Ltd.FR_617369004
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250399 | Barratt Redrow PLCFR_008118002
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000250399 | Logista Integral SAFR_BP3QYZ900
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250399 | D'ieteren GroupFR_ACI00DRF4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250399 | Elis SAFR_BVSS79904
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250399 | Bellway PLCFR_009049909
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250399 | Japan
Holdings [Line Items]
Percent of Net Asset Value	31.60%
C000250399 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000250399 | France
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000250399 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000250399 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250399 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000250399 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000250399 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250399 | Norway
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250399 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250399 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250399 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000250399 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000250399 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000250399 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000250399 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000250399 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000250399 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000250399 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000250399 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000250399 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000250399 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200975 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200975 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200975 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200975 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200975 | 3i Group PLCFR_B1YW44908
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200975 | Banco Santander SAFR_570594903
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200975 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200975 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200975 | Teva Pharmaceutical Industries Ltd.FR_881624209
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200975 | Barclays PLCFR_313486904
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200975 | Japan
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000200975 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000200975 | France
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000200975 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000200975 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000200975 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000200975 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200975 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200975 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200975 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000200975 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200975 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200975 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200975 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000200975 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000200975 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000200975 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000200975 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000200975 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200975 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000200975 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200975 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000200975 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200975 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200975 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200976 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200976 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200976 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200976 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200976 | 3i Group PLCFR_B1YW44908
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200976 | Banco Santander SAFR_570594903
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200976 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200976 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200976 | Teva Pharmaceutical Industries Ltd.FR_881624209
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200976 | Barclays PLCFR_313486904
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200976 | Japan
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000200976 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000200976 | France
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000200976 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000200976 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000200976 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000200976 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200976 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200976 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200976 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000200976 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200976 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200976 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200976 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000200976 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000200976 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000200976 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000200976 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000200976 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200976 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000200976 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200976 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000200976 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200976 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200976 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200978 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200978 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200978 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200978 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200978 | 3i Group PLCFR_B1YW44908
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200978 | Banco Santander SAFR_570594903
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200978 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200978 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200978 | Teva Pharmaceutical Industries Ltd.FR_881624209
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200978 | Barclays PLCFR_313486904
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200978 | Japan
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000200978 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000200978 | France
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000200978 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000200978 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000200978 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000200978 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200978 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200978 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200978 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000200978 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200978 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200978 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200978 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000200978 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000200978 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000200978 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000200978 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000200978 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200978 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000200978 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200978 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000200978 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200978 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200978 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000200977 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200977 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200977 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200977 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000200977 | 3i Group PLCFR_B1YW44908
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200977 | Banco Santander SAFR_570594903
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200977 | DBS Group Holdings Ltd.FR_617520903
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200977 | HSBC Holdings PLCFR_054052907
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200977 | Teva Pharmaceutical Industries Ltd.FR_881624209
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200977 | Barclays PLCFR_313486904
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200977 | Japan
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000200977 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000200977 | France
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000200977 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000200977 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000200977 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000200977 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000200977 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200977 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200977 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000200977 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200977 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200977 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200977 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000200977 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000200977 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000200977 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000200977 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000200977 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200977 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000200977 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000200977 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000200977 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200977 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000200977 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%